The Timothy Plan

Timothy Plan Aggressive Growth Fund

Timothy Plan International Fund

Timothy Plan Large/Mid Cap Growth Fund

Timothy Plan Small Cap Value Fund

Timothy Plan Large/Mid Cap Value Fund

Timothy Plan Fixed Income Fund

Timothy Plan High Yield Bond Fund

Timothy Plan Israel Common Values Fund

Timothy Plan Defensive Strategies Fund

Timothy Plan Strategic Growth Fund

Timothy Plan Conservative Growth Fund

Timothy Plan Emerging Markets Fund

Incorporated herein by reference is the definitive version of the prospectus for The Timothy Plan pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 6, 2013 (SEC Accession No. 0001193125-13-041040).